Leases - Maturity Lease Schedule (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Leases [Abstract]
2023	$ 6,353
2024	5,976
2025	5,941
2026	5,986
2027	6,031
Thereafter	13,738
Total undiscounted lease payments	44,025
Less: imputed interest	(6,609)
Present value of operating lease liabilities	$ 37,416